Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (107.10%)
Communication Services (9.03%)
	Alternative Carriers (0.86%)
1,550,000	Iridium Communications, Inc. [1]	$36,086,794	$61,767,500

	Interactive Home Entertainment (0.87%)
800,000	Activision Blizzard, Inc.	46,968,391	61,912,000

	Interactive Media & Services (3.41%)
2,750,000	Zillow Group, Inc., Cl A [1]	107,616,333	243,595,000

	Movies & Entertainment (3.89%)
5,000,000	Manchester United plc, Cl A [2]	86,728,246	96,850,000
804,497	Spotify Technology SA [1,2]	183,803,091	181,285,354

		270,531,337	278,135,354

Total Communication Services		461,202,855	645,409,854

Consumer Discretionary (55.93%)
	Automobile Manufacturers (45.31%)
4,175,000	Tesla, Inc. [1,5]	188,464,376	3,237,629,000

	Casinos & Gaming (0.50%)
700,000	Red Rock Resorts, Inc., Cl A [1]	18,183,732	35,854,000

	Hotels, Resorts & Cruise Lines (5.10%)
3,300,000	Hyatt Hotels Corp., Cl A [1]	113,614,807	254,430,000
700,000	Marriott Vacations Worldwide Corp.	81,762,309	110,131,000

		195,377,116	364,561,000

	Leisure Facilities (4.67%)
1,000,000	Vail Resorts, Inc. [1,6]	48,702,009	334,050,000

	Restaurants (0.35%)
1,794,179	Krispy Kreme, Inc. [1]	30,083,729	25,118,506

Total Consumer Discretionary		480,810,962	3,997,212,506

Financials (13.93%)
	Asset Management & Custody Banks (1.15%)
1,000,000	Brookfield Asset Management, Inc., Cl A [2]	35,923,845	53,510,000
343,079	Cohen & Steers, Inc.	24,604,255	28,739,728

		60,528,100	82,249,728

	Financial Exchanges & Data (5.14%)
700,000	FactSet Research Systems, Inc.	46,576,636	276,346,000
150,000	MSCI, Inc.	37,181,742	91,251,000

		83,758,378	367,597,000

	Investment Banking & Brokerage (3.98%)
3,900,000	The Charles Schwab Corp.	86,233,677	284,076,000

	Property & Casualty Insurance (3.50%)
6,550,000	Arch Capital Group Ltd. [1,2]	30,153,581	250,079,000

	Reinsurance (0.16%)
200,000	Brookfield Asset Management Reinsurance Partners Ltd., Cl A [2]	11,967,341	11,112,000

Total Financials		272,641,077	995,113,728

Shares		Cost	Value
Common Stocks (continued)
Health Care (7.53%)
	Biotechnology (0.42%)
48,003	BioNTech SE, ADR [1,2]	$10,344,715	$13,104,339
44,000	Moderna, Inc. [1]	7,630,038	16,933,840

		17,974,753	30,038,179

	Health Care Equipment (6.96%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,047	497,520,000

	Health Care Supplies (0.15%)
200,000	Warby Parker, Inc., Cl A [1]	10,701,350	10,610,000

Total Health Care		63,724,150	538,168,179

Industrials (9.40%)
	Aerospace & Defense (0.55%)
500,000	Archer Aviation, Inc., Cl A (formerly, Atlas Crest Investment Corp. Units) [1,4]	4,720,280	4,440,000
500,000	Archer Aviation, Inc., Cl A [1,3,4,9]	5,000,000	4,270,000
125,625	HEICO Corp.	9,632,520	16,566,169
116,875	HEICO Corp., Cl A	7,586,429	13,841,506

		26,939,229	39,117,675

	Research & Consulting Services (8.85%)
7,350,000	CoStar Group, Inc. [1]	98,974,400	632,541,000

Total Industrials		125,913,629	671,658,675

Information Technology (9.62%)
	Application Software (2.73%)
124,287	AppLovin Corp., Cl A [1]	9,942,960	8,994,650
925,000	Guidewire Software, Inc. [1]	74,997,711	109,954,750
350,000	RingCentral, Inc., Cl A [1]	91,698,861	76,125,000

		176,639,532	195,074,400

	Data Processing & Outsourced Services (2.32%)
59,246	Adyen N.V., 144A (Netherlands) [1,2,8]	53,544,382	165,614,001

	Internet Services & Infrastructure (1.60%)
400,000	GDS Holdings Limited, ADR [1,2]	22,241,873	22,644,000
67,500	Shopify, Inc., Cl A [1,2]	48,766,450	91,515,150

		71,008,323	114,159,150

	IT Consulting & Other Services (2.97%)
700,000	Gartner, Inc. [1]	83,980,674	212,716,000

Total Information Technology		385,172,911	687,563,551

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (1.66%)
	Office REITs (0.48%)
1,085,000	Douglas Emmett, Inc.	$29,974,652	$34,296,850

	Specialized REITs (1.18%)
1,819,296	Gaming and Leisure Properties, Inc. [1]	57,585,382	84,269,790

Total Real Estate		87,560,034	118,566,640

Total Common Stocks		1,877,025,618	7,653,693,133

Private Common Stocks (1.46%)
Industrials (1.46%)
	Aerospace & Defense (1.46%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,9]	29,920,185	92,012,326
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,9]	4,079,835	12,546,550

Total Private Common Stocks		34,000,020	104,558,876

Private Convertible Preferred Stocks (0.11%)
Industrials (0.11%)
	Electrical Components & Equipment (0.11%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,2,3,4,9]	7,843,621	7,423,740

Private Preferred Stocks (3.22%)
Industrials (3.22%)
	Aerospace & Defense (3.22%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,9]	41,999,985	129,160,843
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,9]	22,250,032	54,658,720
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,9]	29,999,970	46,128,843

Total Private Preferred Stocks		94,249,987	229,948,406

Warrants (0.00%)
Industrials (0.00%)
	Aerospace & Defense (0.00%)
166,666	Archer Aviation, Inc., Cl A Exp 9/16/2026 [1,4]	279,719	264,999

Principal Amount		Cost	Value
Short Term Investments (0.00%)
$111,303	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $111,303; (Fully collateralized by $111,700 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $113,567) [8]	$111,303	$111,303

Total Investments (111.89%)		$2,013,510,268	7,996,000,457

Liabilities Less Cash and Other Assets (-11.89%) [7]			(849,853,374)

Net Assets			$7,146,147,083

Retail Shares (Equivalent to $172.52 per share based on 18,871,715 shares outstanding)			$3,255,739,659

Institutional Shares (Equivalent to $178.23 per share based on 18,896,310 shares outstanding)			$3,367,796,531

R6 Shares (Equivalent to $178.21 per share based on 2,932,491 shares outstanding)			$522,610,893

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $346,201,022 or 4.84% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	All or a portion of these securities are segregated for an unfunded commitment. Total Value of securities segregated is $22,047,300.
[7]	Includes unrealized depreciation of $1,512,600 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[8]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $165,614,001 or 2.32% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.89%)
Communication Services (8.98%)
	Alternative Carriers (2.15%)
401,472	Iridium Communications, Inc. [1]	$2,949,375	$15,998,659

	Movies & Entertainment (6.83%)
1,110,794	Manchester United plc, Cl A [2]	18,923,566	21,516,080
130,503	Spotify Technology SA [1,2]	30,610,744	29,407,546

		49,534,310	50,923,626

Total Communication Services		52,483,685	66,922,285

Consumer Discretionary (54.48%)
	Automobile Manufacturers (33.41%)
321,000	Tesla, Inc. [1,5]	13,812,210	248,929,080

	Casinos & Gaming (7.24%)
567,501	Penn National Gaming, Inc. [1]	10,857,402	41,121,122
250,000	Red Rock Resorts, Inc., Cl A [1]	3,110,299	12,805,000

		13,967,701	53,926,122

	Hotels, Resorts & Cruise Lines (7.28%)
155,000	Choice Hotels International, Inc.	5,375,923	19,587,350
450,000	Hyatt Hotels Corp., Cl A [1]	20,174,187	34,695,000

		25,550,110	54,282,350

	Internet & Direct Marketing Retail (0.54%)
100,000	Stitch Fix, Inc., Cl A [1]	4,135,377	3,995,000

	Leisure Facilities (6.01%)
134,000	Vail Resorts, Inc. [1,6]	8,130,896	44,762,700

Total Consumer Discretionary		65,596,294	405,895,252

Financials (7.05%)
	Financial Exchanges & Data (3.97%)
75,000	FactSet Research Systems, Inc.	5,828,282	29,608,500

	Property & Casualty Insurance (3.08%)
600,000	Arch Capital Group Ltd. [1,2]	12,581,802	22,908,000

Total Financials		18,410,084	52,516,500

Health Care (5.21%)
	Biotechnology (3.17%)
68,004	BioNTech SE, ADR [1,2]	6,537,442	18,564,412
100,000	Denali Therapeutics, Inc. [1]	6,604,891	5,045,000

		13,142,333	23,609,412

	Health Care Supplies (1.45%)
292,000	Figs, Inc., Cl A [1]	8,977,596	10,844,880

	Health Care Technology (0.59%)
80,000	Schrödinger, Inc. [1]	5,390,750	4,374,400

Total Health Care		27,510,679	38,828,692

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.16%)
	Research & Consulting Services (7.16%)
620,000	CoStar Group, Inc. [1]	$11,035,717	$53,357,200

Information Technology (8.41%)
	Application Software (4.69%)
181,870	Guidewire Software, Inc. [1]	14,920,144	21,618,887
1,025,673	SmartRent, Inc. [1,4]	12,606,005	13,354,262

		27,526,149	34,973,149

	Data Processing & Outsourced Services (2.20%)
5,854	Adyen N.V. (Netherlands), 144A [1,2,8]	5,352,874	16,364,048

	Internet Services & Infrastructure (1.52%)
200,000	GDS Holdings Limited, ADR [1,2]	12,006,019	11,322,000

Total Information Technology		44,885,042	62,659,197

Real Estate (1.60%)
	Residential REITs (1.15%)
225,000	American Homes 4 Rent, Cl A	4,700,804	8,577,000

	Specialized REITs (0.45%)
115,000	Americold Realty Trust [4]	3,907,872	3,340,750

Total Real Estate		8,608,676	11,917,750

Total Common Stocks		228,530,177	692,096,876

Private Common Stocks (1.32%)
Industrials (1.32%)
	Aerospace & Defense (1.32%)
20,859	Space Exploration Technologies Corp., Cl A [1,3,4,9]	2,815,965	8,659,822
2,844	Space Exploration Technologies Corp., Cl C [1,3,4,9]	383,940	1,180,715

Total Private Common Stocks		3,199,905	9,840,537

Private Preferred Stocks (2.25%)

Industrials (2.25%)
	Aerospace & Defense (2.25%)
29,630	Space Exploration Technologies Corp., Cl H [1,3,4,9]	4,000,050	12,301,191
1,479	Space Exploration Technologies Corp., Cl I [1,3,4,9]	249,951	614,022
9,259	Space Exploration Technologies Corp., Cl N [1,3,4,9]	2,499,930	3,843,966

Total Private Preferred Stocks		6,749,931	16,759,179

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.46%)
$33,223,286	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; -Proceeds at maturity – $33,223,286; (Fully collateralized by $36,249,700 U.S. Treasury Note, 0.625% due 5/15/2030 Market value – $33,887,805)[8]	$33,223,286	$33,223,286

Total Investments (100.92%)		$271,703,299	751,919,878

Liabilities Less Cash and Other Assets (-0.92%)[7]			(6,839,860)

Net Assets			$745,080,018

Retail Shares (Equivalent to $45.12 per share based on 4,039,811 shares outstanding)			$182,276,329

Institutional Shares (Equivalent to $46.51 per share based on 5,847,158 shares outstanding)			$271,944,206

R6 Shares (Equivalent to $46.54 per share based on 6,249,988 shares outstanding)			$290,859,483

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $26,599,716 or 3.57% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $11,023,650.
[7]	Includes unrealized appreciation of $6,800 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[8]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $16,364,048 or 2.20% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.92%)
Australia (0.74%)
644,822	NEXTDC Limited [1,4]	$3,195,310	$5,492,876

Brazil (2.97%)
203,670	Afya Ltd., Cl A [1]	4,052,790	4,020,446
120,934	Arco Platform Limited, Cl A [1]	3,928,368	2,624,268
246,403	Notre Dame Intermedica Participacoes S.A.	2,746,302	3,375,867
76,005	StoneCo Ltd., Cl A [1]	4,870,467	2,638,893
528,790	Suzano SA [1]	4,885,496	5,293,969
102,142	XP, Inc., Cl A1	3,611,052	4,103,044

Total Brazil		24,094,475	22,056,487

Canada (1.94%)
168,186	CAE, Inc. [1]	2,082,977	5,024,600
5,753	Constellation Software, Inc.	1,761,296	9,424,909

Total Canada		3,844,273	14,449,509

China (8.81%)
50,315	Alibaba Group Holding Limited, ADR [1,2]	8,240,935	7,449,136
1,114,021	China Conch Venture Holdings Ltd. [4]	4,856,793	5,172,817
68,159	China Tourism Group Duty Free Corporation Ltd., Cl A [4]	775,657	2,730,764
546,989	Galaxy Entertainment Group Ltd. [1,4]	4,087,389	2,806,618
576,835	Han’s Laser Technology Industry Group Co., Ltd., Cl A [4]	3,513,167	3,353,563
602,284	Hua Hong Semiconductor Limited, 144A [1,4]	1,421,927	3,089,212
1,197,374	Kingdee International Software Group Co. Ltd. [1,4]	747,698	3,986,845
1,080,701	Kingsoft Corp. Ltd. [4]	4,431,102	4,302,681
467,930	Midea Group Co., Ltd., Cl A [4]	4,082,222	5,031,482
57,639	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A [4]	1,625,815	3,440,657
152,024	Tencent Holdings Limited [4]	7,651,900	9,075,638
92,454	Will Semiconductor Co. Ltd. Shanghai, Cl A [4]	3,269,815	3,450,765
55,833	Zai Lab Limited, ADR [1]	1,174,286	5,884,240
528,597	Zhejiang Dingli Machinery Co. Ltd., Cl A [4]	5,308,155	5,769,045

Total China		51,186,861	65,543,463

Denmark (1.02%)
173,153	Genmab A/S, ADR [1]	7,034,037	7,566,786

France (6.73%)
271,533	BNP Paribas S.A. [4]	11,591,321	17,372,862
91,320	Eurofins Scientific SE	2,327,909	11,724,712
8,810	LVMH Moët Hennessy Louis Vuitton SE [4]	2,734,359	6,310,283
42,741	Pernod Ricard SA [4]	8,264,435	9,422,811
413,564	Vivendi SA [4]	8,356,499	5,206,747

Total France		33,274,523	50,037,415

Shares		Cost	Value
Common Stocks (continued)
Germany (4.01%)
146,490	Befesa SA, 144A [4]	$7,071,613	$11,141,112
187,853	Mister Spex SE [1]	5,572,574	4,223,606
60,194	Symrise AG [4]	5,218,374	7,889,690
224,171	TeamViewer AG, 144A [1,4]	7,841,632	6,558,250

Total Germany		25,704,193	29,812,658

Hong Kong (0.83%)
311,500	Techtronic Industries Co. Ltd. [4]	2,131,519	6,155,721

India (7.52%)
140,002	Bajaj Finance Limited [4]	7,057,303	14,405,976
2,573,163	Edelweiss Financial Services Ltd. [4]	2,162,198	2,717,518
279,909	Godrej Properties Ltd. [1,4]	3,762,871	8,677,362
149,203	HDFC Bank Ltd. [4]	2,221,756	3,189,699
125,802	Housing Development Finance Corp., Ltd. [4]	3,530,942	4,649,375
2,171,478	JM Financial Limited [4]	2,615,303	2,694,592
548,081	Max Financial Services Limited [1,4]	3,895,199	7,469,317
681,376	Nippon Life India Asset Management Ltd., 144A [4]	2,395,677	3,881,338
233,839	Reliance Industries Limited [4]	5,093,394	7,914,231
12,984	Reliance Industries Limited PP [4]	115,279	325,459

Total India		32,849,922	55,924,867

Israel (2.65%)
128,423	ION Acquisition Corp. 2 Limited [1]	1,284,230	1,286,799
150,000	ION Acquisition Corp. 3 Limited, Cl A [1]	1,500,000	1,465,500
12,905	monday.com Ltd. [1]	2,054,845	4,209,611
184,257	SimilarWeb Ltd. [1]	3,971,201	3,856,499
404,478	Taboola.com Ltd. [1]	3,980,972	3,421,884
28,060	Wix.com Ltd. [1]	3,231,212	5,498,918

Total Israel		16,022,460	19,739,211

Italy (1.02%)
300,823	Stevanato Group SpA [1]	6,317,283	7,613,830

Japan (9.16%)
65,316	Advantest Corporation [4]	3,434,849	5,820,277
25,557	Keyence Corporation [4]	9,924,917	15,254,232
162,100	MonotaRO Co, Ltd. [4]	878,167	3,632,683
104,365	Okamoto Industries, Inc. [4]	4,791,855	3,845,886
177,000	Recruit Holdings Co, Ltd. [4]	4,885,462	10,819,270
252,800	SMS Co. Ltd.[4]	7,080,427	9,209,328
44,600	Square Enix Holdings Co, Ltd. [4]	1,419,557	2,383,681
302,300	Takeda Pharmaceutical Company Limited [4]	11,976,315	9,970,691
16,302	Tokyo Electron Limited [4]	3,928,027	7,201,873

Total Japan		48,319,576	68,137,921

Korea, Republic of (1.12%)
97,697	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,4]	9,407,011	8,302,640

Mexico (0.53%)
997,779	Grupo México S.A.B. de C.V., Series B	2,683,414	3,967,624

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Netherlands (5.19%)
330,618	AMG Advanced Metallurgical Group NV [4]	$10,410,255	$10,701,757
43,181	argenx SE, ADR [1]	1,904,769	13,040,662
45,192	Koninklijke DSM NV [4]	6,603,481	9,037,310
218,710	Universal Music Group NV [1]	6,474,769	5,856,017

Total Netherlands		25,393,274	38,635,746

Norway (0.59%)
336,246	Golar LNG Ltd. [1]	3,536,415	4,361,111

Poland (0.83%)
372,672	InPost SA [1,4]	7,285,004	6,183,904

Russia (3.86%)
33,408	Novatek PJSC, GDR	4,889,899	8,823,053
1,100	Novatek PJSC, GDR (United Kingdom) [4]	153,019	288,007
333,867	Sberbank of Russia PJSC, ADR [4]	3,957,007	6,224,464
145,799	TCS Group Holding PLC, GDR	3,689,935	13,384,348

Total Russia		12,689,860	28,719,872

Spain (3.07%)
111,195	Cellnex Telecom S.A., 144A	6,227,391	6,865,185
863,830	eDreams ODIGEO SA [1]	6,843,147	7,554,661
227,691	Industria de Diseno Textil, S.A. [4]	7,335,086	8,378,059

Total Spain		20,405,624	22,797,905

Sweden (2.12%)
281,414	Epiroc AB, Cl A	4,208,821	5,850,469
19,316	Spotify Technology SA [1]	2,790,396	4,352,667
494,828	Telefonaktiebolaget LM Ericsson, ADR	4,503,458	5,542,074

Total Sweden		11,502,675	15,745,210

Switzerland (4.34%)
376,689	Clariant AG [4]	7,747,136	7,070,562
54,075	Compagnie Financiere Richemont SA [4]	6,377,909	5,606,608
814,116	Credit Suisse Group AG [4]	8,487,488	8,040,423
96,080	Nestle S.A. [4]	10,783,686	11,576,681

Total Switzerland		33,396,219	32,294,274

Shares		Cost	Value
Common Stocks (continued)
United Kingdom (17.48%)
144,508	AstraZeneca PLC, ADR	$5,429,097	$8,679,151
920,893	B&M European Value Retail S.A. [4]	4,218,892	7,305,822
98,806	Dechra Pharmaceuticals PLC	3,329,156	6,456,864
97,910	Endava plc, ADR [1]	2,300,130	13,301,074
168,355	Experian plc [4]	3,854,297	7,052,412
442,543	Future PLC	7,584,254	22,002,825
1,247,484	Glencore PLC [4]	5,118,529	5,868,295
351,668	J D Wetherspoon PLC [1]	4,122,663	4,942,125
39,713	Linde Public Limited Company [4]	7,560,276	11,678,738
17,759,343	Lloyds Banking Group [4]	6,847,487	11,053,783
1,738,981	S4 Capital PLC [1]	5,047,766	19,799,223
435,206	WANdisco plc [1]	3,773,599	1,794,374
604,286	Watches of Switzerland Group PLC, 144A [1]	5,361,340	7,702,475
160,000	Wise PLC, CI A [1]	1,875,107	2,343,398

Total United Kingdom		66,422,593	129,980,559

United States (2.25%)
54,278	Agilent Technologies, Inc.	2,697,622	8,550,413
215,344	Arch Capital Group Ltd. [1]	4,878,484	8,221,834

Total United States		7,576,106	16,772,247

Uruguay (1.14%)
155,214	Dlocal Ltd., Cl A [1]	3,259,494	8,468,476

Total Common Stocks		457,532,121	668,760,312

Warrants (0.02%)
Israel (0.02%)
56,745	Taboola.com Ltd., Exp 6/29/2026 [1]	104,540	104,978

Principal Amount
Convertible Bonds (0.06%)
Switzerland (0.06%)
$350,000	Credit Suisse Group Guernsey VII Ltd., 144A, 3.00% due 11/12/2021	385,399	404,663

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (10.66%)
$79,313,588	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $79,313,588; (Fully collateralized by $81,319,200 U.S. Treasury Note, 1.25% due 9/30/2028 Market value – $80,899,918)[4]	$79,313,588	$79,313,588

Total Investments (100.66%)		$537,335,648	748,583,541

Liabilities Less Cash and Other Assets (-0.66%)[3]			(4,878,912)

Net Assets			$743,704,629

Retail Shares (Equivalent to $35.05 per share based on 2,768,142 shares outstanding)			$97,013,169

Institutional Shares (Equivalent to $35.70 per share based on 13,682,555 shares outstanding)			$488,504,764

R6 Shares (Equivalent to $35.68 per share based on 4,432,940 shares outstanding)			$158,186,696

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $5,625,900.
[3]	Includes unrealized depreciation of $317,900 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $39,642,235 or 5.33% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2021	Percentage of Net Assets
Information Technology	15.1%
Financials	14.5%
Industrials	11.8%
Health Care	11.6%
Communication Services	10.6%
Consumer Discretionary	10.3%
Materials	8.8%
Energy	2.9%
Consumer Staples	2.8%
Real Estate	1.2%
Special Purpose Acquisition Company	0.4%
Cash and Cash Equivalents*	10.0%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.71%)
Communication Services (5.76%)
	Integrated Telecommunication Services (1.95%)
574,496	Cellnex Telecom S.A., 144A (Spain) [2]	$31,932,710	$35,469,412
	Interactive Media & Services (3.81%)
889,704	Tripadvisor, Inc. [1]	31,645,156	30,116,480
444,610	Zillow Group, Inc., Cl C [1]	39,588,460	39,187,926

		71,233,616	69,304,406

Total Communication Services		103,166,326	104,773,818

Consumer Discretionary (35.62%)
	Casinos & Gaming (13.57%)
846,800	Boyd Gaming Corporation [1]	21,937,698	53,568,568
402,851	Caesars Entertainment, Inc. [1]	36,794,821	45,232,110
945,000	MGM Resorts International	36,638,059	40,776,750
470,260	Penn National Gaming, Inc. [1]	17,337,393	34,075,039
1,430,417	Red Rock Resorts, Inc., Cl A [1]	16,953,492	73,265,959

		129,661,463	246,918,426
	Distributors (0.44%)
18,600	Pool Corp.	3,697,960	8,080,026
	Home Improvement Retail (4.15%)
60,050	The Home Depot, Inc.	12,361,386	19,712,013
274,750	Lowe’s Companies, Inc.	41,151,066	55,735,785

		53,512,452	75,447,798
	Homebuilding (5.87%)
321,647	D.R. Horton, Inc.	24,685,281	27,008,699
164,373	Installed Building Products, Inc.	8,986,233	17,612,567
456,400	Lennar Corp., Cl A	38,521,258	42,755,552
353,350	Toll Brothers, Inc.	16,377,665	19,536,721

		88,570,437	106,913,539
	Hotels, Resorts & Cruise Lines (9.59%)
912,373	Hilton Grand Vacations, Inc. [1]	26,639,550	43,401,584
373,000	Hyatt Hotels Corp., Cl A [1]	27,788,500	28,758,300
348,336	Marriott Vacations Worldwide Corp.	40,789,598	54,803,703
371,988	Membership Collective Group, Inc., Cl A [1]	3,708,649	4,627,531
786,397	Travel + Leisure Co.	47,899,918	42,882,228

		146,826,215	174,473,346
	Leisure Facilities (2.00%)
857,474	Six Flags Entertainment Corp. [1]	25,332,053	36,442,645

Total Consumer Discretionary		447,600,580	648,275,780

Shares		Cost	Value
Common Stocks (continued)
Financials (3.90%)
	Asset Management & Custody Banks (3.90%)
1,326,557	Brookfield Asset Management, Inc., Cl A [2]	$44,802,634	$70,984,065

Industrials (8.26%)
	Building Products (3.42%)
238,100	Fortune Brands Home & Security, Inc.	18,272,578	21,290,902
1,255,038	Janus International Group, Inc., Cl A [1]	13,522,237	15,361,665
592,601	The AZEK Co., Inc [1]	23,056,966	21,647,715
38,800	Trex Co., Inc. [1]	1,148,735	3,954,884

		56,000,516	62,255,166

	Research & Consulting Services (2.36%)
498,500	CoStar Group, Inc. [1]	31,561,213	42,900,910

	Trading Companies & Distributors (2.48%)
2,088,826	Hillman Solutions Corp. [1,3]	26,404,367	24,919,694
101,977	SiteOne Landscape Supply, Inc. [1]	12,172,226	20,341,352

		38,576,593	45,261,046

Total Industrials		126,138,322	150,417,122

Information Technology (2.81%)
	Application Software (2.03%)
2,835,301	SmartRent, Inc. (formerly, Fifth Wall Acquisition Corp. I) [1,3]	28,607,896	36,915,619

	Internet Services & Infrastructure (0.78%)
1,660,900	NEXTDC Limited (Australia)[1,2,4]	8,234,614	14,148,274

Total Information Technology		36,842,510	51,063,893

Materials (2.11%)
	Construction Materials (2.11%)
227,250	Vulcan Materials Co.	34,393,246	38,441,610

Real Estate (36.24%)
	Diversified Real Estate Activities (1.69%)
145,072	CoreSite Realty Corp.	19,764,609	20,098,275
1,753,470	DigitalBridge Group, Inc. [1]	8,909,133	10,573,424

		28,673,742	30,671,699

	Diversified REITs (0.51%)
247,600	American Assets Trust, Inc.	6,992,634	9,265,192

	Industrial REITs (2.98%)
274,000	Prologis, Inc.	19,543,707	34,367,820
350,759	Rexford Industrial Realty, Inc.	14,778,586	19,905,573

		34,322,293	54,273,393

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Office REITs (3.29%)
805,150	Douglas Emmett, Inc.	$21,358,964	$25,450,791
376,674	JBG SMITH Properties	11,985,410	11,153,317
555,850	Vornado Realty Trust	22,252,651	23,351,259

		55,597,025	59,955,367

	Real Estate Development (1.98%)
409,850	The Howard Hughes Corp. [1]	34,946,328	35,988,928

	Real Estate Services (8.37%)
562,950	CBRE Group, Inc., Cl A [1]	30,253,913	54,808,812
280,500	Jones Lang LaSalle, Inc. [1]	40,866,875	69,589,245
1,361,520	Opendoor Technologies, Inc. [1]	17,901,928	27,952,006

		89,022,716	152,350,063

	Residential REITs (5.30%)
365,750	Equity LifeStyle Properties, Inc.	21,021,028	28,565,075
276,500	Equity Residential	18,294,699	22,374,380
1,189,400	Invitation Homes, Inc.	37,097,488	45,589,702

		76,413,215	96,529,157

	Retail REITs (2.55%)
356,350	Simon Property Group, Inc.	34,875,928	46,314,809

	Specialized REITs (9.57%)
132,200	Alexandria Real Estate Equities, Inc. [3]	12,755,479	25,259,454
198,800	American Tower Corp.	34,705,694	52,763,508
45,790	Equinix, Inc.	10,745,056	36,180,053
385,348	Gaming and Leisure Properties, Inc.	11,501,945	17,849,319
606,600	MGM Growth Properties LLC, Cl A	15,234,030	23,232,780
56,850	SBA Communications Corp.	14,225,433	18,792,905

		99,167,637	174,078,019

Total Real Estate		460,011,518	659,426,627

	Special Purpose Acquisition Company (2.01%)
1,250,000	Fifth Wall Acquisition Corp. III, Cl A [1,2]	12,500,000	12,275,000
700,000	GO Acquisition Corp., Cl A [1]	7,026,345	6,867,000
1,290,554	RXR Acquisition Corp. [1]	12,905,540	12,711,957
475,000	Tishman Speyer Innovation Corp. II [1]	4,750,000	4,750,000

Total Special Purpose Acquisition Company		37,181,885	36,603,957

Total Common Stocks		1,290,137,021	1,759,986,872

Principal Amount		Cost	Value
Short Term Investments (2.84%)
$51,707,268	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $51,707,268; (Fully collateralized by $37,534,300 U.S. Treasury Note, 0.625% due 5/15/2030 Market value – $35,088,706) and $17,362,500 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $17,652,779) [4]	$51,707,268	$51,707,268

Total Investments (99.55%)		$1,341,844,289	1,811,694,140

Cash and Other Assets Less Liabilities (0.45%)			8,108,901

Net Assets			$1,819,803,041

Retail Shares (Equivalent to $39.18 per share based on 11,898,184 shares outstanding)			$466,228,961

Institutional Shares (Equivalent to $40.18 per share based on 32,964,371 shares outstanding)			$1,324,613,140

R6 Shares (Equivalent to $40.18 per share based on 720,743 shares outstanding)			$28,960,940

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $35,469,412 or 1.95% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.94%)
Brazil (6.16%)
22,898,612	Aeris Indústria E Comércio De Equipamentos Para Geracão De Energia SA [1]	$26,317,435	$33,596,825
2,171,314	Afya Ltd., Cl A [1]	54,656,362	42,861,738
4,818,819	Americanas SA [1]	65,534,773	27,360,397
2,816,930	Banco Inter SA Units	36,063,057	24,130,705
7,869,931	Localiza Rent a Car SA	61,340,600	78,717,374
25,539,650	Lojas Americanas SA	46,072,324	22,604,988
6,567,481	Notre Dame Intermedica Participacoes S.A.	79,711,240	89,978,379
1,993,993	StoneCo Ltd., Cl A [1]	88,519,845	69,231,437
11,128,197	Suzano SA [1]	109,514,941	111,409,687
2,161,691	XP, Inc., Cl A [1]	79,250,310	86,835,127

Total Brazil		646,980,887	586,726,657

China (28.92%)
1,563,003	Alibaba Group Holding Limited, ADR [1,3]	188,181,568	231,402,594
14,289,146	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A [5]	77,051,379	97,446,855
33,479,242	China Conch Venture Holdings Ltd. [5]	135,760,165	155,456,662
19,666,732	China Mengniu Dairy Co. Ltd. [5]	60,391,504	126,650,467
49,812,811	China Molybdenum Co. Ltd., Cl A [5]	38,180,021	46,057,134
31,459,436	China Molybdenum Co. Ltd., Cl H [5]	17,051,290	19,422,272
2,044,642	China Tourism Group Duty Free Corporation Ltd., Cl A [5]	28,224,347	81,917,804
12,204,115	Galaxy Entertainment Group Ltd. [1,5]	93,013,287	62,619,692
780,966	GDS Holdings Limited, ADR [1]	31,316,264	44,210,485
3,301,052	GDS Holdings Limited, Cl A (Hong Kong) [1,5]	31,554,875	23,406,777
3,447,459	Glodon Co. Ltd., Cl A [5]	15,634,661	35,564,152
14,845,197	Han’s Laser Technology Industry Group Co., Ltd., Cl A [5]	86,483,200	86,305,976
3,798,397	Hangzhou Tigermed Consulting Co. Ltd., Cl A [5]	58,064,684	102,153,404
13,664,795	Hua Hong Semiconductor Limited, 144A [1,5]	38,285,683	70,088,953
52,376	Kanzhun Ltd., ADR [1]	1,006,712	1,885,012
24,887,166	Kingdee International Software Group Co. Ltd. [1,5]	18,051,118	82,865,738
22,245,494	Kingsoft Corp. Ltd. [5]	93,779,183	88,567,748
1,102,500	Meituan Inc., Cl B, 144A [1,5]	10,293,814	35,193,367
11,084,433	Midea Group Co., Ltd., Cl A [5]	89,669,199	119,186,896
4,891,575	NARI Technology Co. Ltd., Cl A [5]	23,110,069	27,016,271
2,330,550	New Frontier Health Corp. [1]	24,085,361	26,172,077
3,378,407	SF Holding Co. Ltd., Cl A [5]	24,010,221	34,065,714
4,264,361	Shanghai Henlius Biotech, Inc., Cl H, 144A [1]	26,314,653	13,448,268
1,504,412	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A [5]	52,408,778	89,803,175
4,978,486	Shenzhou International Group Holdings Ltd. [5]	39,257,816	105,660,702

Shares		Cost	Value
Common Stocks (continued)
China (continued)
35,244,047	Sino Biopharmaceutical Ltd. [5]	$15,053,976	$29,243,579
4,545,782	Tencent Holdings Limited [5]	160,668,482	271,377,352
249,894	Tencent Holdings Limited, ADR	12,993,700	14,936,164
12,953,319	Venustech Group, Inc., Cl A [5]	65,921,862	55,272,369
2,074,035	Will Semiconductor Co. Ltd. Shanghai, Cl A [5]	78,721,550	77,411,552
21,444,083	Winning Health Technology Group Co. Ltd., Cl A [5]	58,670,454	48,025,796
2,711,532	Wuxi Biologics Cayman, Inc., 144A [1,5]	43,328,112	43,981,830
1,077,182	Yum China Holdings, Inc.	61,381,659	62,595,046
635,734	Yum China Holdings, Inc. (Hong Kong) [5]	35,739,128	37,456,874
5,260,134	Yunnan Baiyao Group Co. Ltd., Cl A [5]	79,128,363	79,459,398
993,065	Zai Lab Limited, ADR [1]	19,849,696	104,659,120
11,125,371	Zhejiang Dingli Machinery Co. Ltd., Cl A [5]	111,367,924	121,420,985

Total China		2,044,004,758	2,752,408,260

Hong Kong (2.19%)
25,246,909	Budweiser Brewing Co. APAC Ltd., 144A [5]	80,514,268	64,128,154
7,275,950	Techtronic Industries Co. Ltd. [5]	45,049,018	143,784,012

Total Hong Kong		125,563,286	207,912,166

Hungary (1.24%)
2,023,540	OTP Bank Nyrt [1,5]	88,990,588	118,403,534

India (25.63%)
4,835,562	AARTI Industries Ltd. [5]	56,940,848	60,417,787
2,253,531	Asian Paints Ltd. [5]	62,543,549	98,233,325
2,896,250	Bajaj Finance Limited [5]	149,754,670	298,019,362
14,543,855	Bharti Airtel Ltd. [1,5]	112,115,202	134,443,739
1,838,456	Divi’s Laboratories Ltd. [5]	30,792,500	118,700,425
1,001,081	Dr. Reddy’s Laboratories Ltd. [5]	44,574,751	65,671,033
336,374	Dr. Reddy’s Laboratories Ltd., ADR	14,850,315	21,911,402
38,114,302	Edelweiss Financial Services Ltd. [5]	54,158,461	40,252,525
1,953,533	Godrej Consumer Products Ltd. [1,5]	28,554,148	27,021,858
3,338,620	Godrej Properties Ltd. [1,5]	66,529,375	103,499,407
4,024,157	HDFC Bank Ltd. [5]	62,439,269	86,029,433
4,240,903	Hemisphere Properties India Limited [1,5]	15,438,180	8,045,577
2,056,116	Hindustan Unilever Ltd. [5]	60,369,513	74,764,865
3,519,234	Housing Development Finance Corp., Ltd. [5]	100,099,343	130,063,429
3,286,547	ICICI Lombard General Insurance Co. Ltd., 144A [5]	61,094,779	70,194,513

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
India (continued)
45,890,161	JM Financial Limited [5]	$66,442,836	$56,945,216
1,339,991	Jubilant FoodWorks Ltd. [5]	57,450,938	72,762,424
693,928	Kotak Mahindra Bank Ltd. [5]	7,702,569	18,675,289
11,097,250	Max Financial Services Ltd. [1,5]	104,796,528	151,234,714
4,180,817	Muthoot Finance Ltd. [5]	67,755,447	81,334,995
14,233,443	Nippon Life India Asset Management Ltd., 144A [5]	55,423,489	81,078,295
6,759,514	Reliance Industries Limited [5]	143,392,564	228,774,294
408,995	Reliance Industries Limited PP [5]	4,039,531	10,251,946
5,976,623	SBI Life Insurance Company Limited, 144A [5]	67,324,176	97,778,965
5,857,135	Tata Communications Ltd. [5]	54,225,820	109,860,242
8,357,390	Tata Consumer Products Ltd. [5]	39,186,196	91,334,260
3,182,940	Titan Co. Ltd. [5]	55,452,114	92,378,393
5,151,879	Zomato Ltd. [1]	5,352,656	9,480,943

Total India		1,648,799,767	2,439,158,656

Japan (1.06%)
168,962	Keyence Corporation [5]	70,194,720	100,848,518

Korea, Republic of (5.14%)
610,995	Hyundai Heavy Industries Co. Ltd. [1]	32,017,205	59,602,975
1,853,108	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,5]	193,138,310	157,483,741
4,393,434	Samsung Electronics Co., Ltd. [5]	163,226,779	272,369,188

Total Korea, Republic of		388,382,294	489,455,904

Mexico (1.92%)
26,518	DD3 Acquisition Corp. II Private Units [1,2,6]	265,181	260,672
16,944,343	Grupo México S.A.B. de C.V., Series B	45,019,539	67,378,421
34,058,996	Wal-Mart de Mexico, S.A.B de C.V.	91,573,446	115,419,265

Total Mexico		136,858,166	183,058,358

Norway (0.41%)
3,023,619	Golar LNG Ltd. [1]	29,727,098	39,216,338

Peru (0.39%)
332,331	Credicorp, Ltd.	42,173,345	36,868,801

Philippines (1.22%)
83,692,765	Ayala Land, Inc.	62,168,929	54,963,882
28,413,276	BDO Unibank, Inc. [5]	61,167,819	61,539,197

Total Philippines		123,336,748	116,503,079

Poland (0.96%)
5,490,994	InPost SA [1,5]	113,982,156	91,114,391

Russia (7.79%)
2,410,411	Fix Price Group Ltd., GDR	21,010,993	21,657,543
4,746,202	Fix Price Group Ltd., GDR, 144A	46,272,864	42,644,625
718,157	Novatek PJSC, GDR	112,552,181	189,665,264
42,392	Novatek PJSC, GDR (United Kingdom) [5]	8,119,531	11,099,276

Shares		Cost	Value
Common Stocks (continued)
Russia (continued)
1,324,685	Ozon Holdings PLC, ADR [1]	$59,646,733	$66,830,358
156,141	Polyus PJSC [5]	30,711,176	25,598,528
226,702	Polyus PJSC, GDR (United Kingdom)	22,485,319	18,630,183
9,976,057	Sberbank of Russia PJSC, ADR [5]	118,054,279	185,989,047
695,221	Sberbank of Russia PJSC, ADR (United Kingdom)	11,088,032	13,035,394
691,796	TCS Group Holding PLC, GDR	41,273,832	63,506,873
272,121	TCS Group Holding PLC, GDR (United Kingdom) [5]	19,861,516	24,744,365
984,233	Yandex N.V., Cl A [1]	29,496,843	78,433,528

Total Russia		520,573,299	741,834,984

Taiwan (4.57%)
9,928,879	Delta Electronics, Inc. [5]	40,036,761	88,964,412
3,095,662	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	153,713,586	345,630,663

Total Taiwan		193,750,347	434,595,075

United Arab Emirates (0.28%)
5,374,684	Network International Holdings plc, 144A [1]	32,309,083	26,309,642

United Kingdom (1.67%)
33,807,056	Glencore PLC [5]	116,991,762	159,031,913

United States (0.39%)
340,822	ACM Research, Inc., Cl A [1]	30,680,219	37,490,420

Total Common Stocks		6,353,298,523	8,560,936,696

Private Common Stocks (0.51%)
India (0.51%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,6]	10,077,362	12,279,988
6,833	Pine Labs PTE. Ltd., Series A [1,2,6]	2,547,771	3,104,642
7,600	Pine Labs PTE. Ltd., Series B [1,2,6]	2,833,757	3,453,136
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,6]	2,302,055	2,805,219
9,573	Pine Labs PTE. Ltd., Series C [1,2,6]	3,569,416	4,349,588
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,6]	720,371	877,823
2,459	Pine Labs PTE. Ltd., Series D [1,2,6]	916,870	1,117,271
45,680	Pine Labs PTE. Ltd., Series J [1,2,6]	17,032,398	20,755,165

Total Private Common Stocks		40,000,000	48,742,832

Rights (0.02%)
India (0.02%)
1,038,846	Bharti Airtel Ltd., Exp 10/21/2021 [1,2,6]	0	2,139,762

Private Convertible Preferred Stocks (0.60%)
India (0.60%)
15,334	Think & Learn Private Limited, Series F [1,2,6]	49,776,072	57,277,836

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (10.09%)

$960,135,493	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $960,135,493; (Fully collateralized by $984,413,900 U.S. Treasury Note, 1.25% due 9/30/2028 Market value – $979,338,262) [5]	$960,135,493	$960,135,493

Total Investments (101.16%)		$7,403,210,088	9,629,232,619

Liabilities Less Cash and Other Assets (-1.16%) [4]			(110,427,466)

Net Assets			$9,518,805,153

Retail Shares (Equivalent to $18.55 per share based on 25,607,227 shares outstanding)			$474,938,308

Institutional Shares (Equivalent to $18.66 per share based on 483,861,827 shares outstanding)			$9,030,770,581

R6 Shares (Equivalent to $18.67 per share based on 701,290 shares outstanding)			$13,096,264

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $108,421,102 or 1.14% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $20,134,800.
[4]	Includes unrealized appreciation of $1,816,595 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $544,846,612 or 5.72% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2021	Percentage of Net Assets
Financials	18.1%
Information Technology	15.4%
Consumer Discretionary	12.5%
Industrials	10.4%
Health Care	8.8%
Materials	7.4%
Communication Services	6.4%
Consumer Staples	5.3%
Energy	5.0%
Real Estate	1.8%
Special Purpose Acquisition Company	0.0%†
Cash and Cash Equivalents *	8.9%

100.0%

†	Represents less than 0.05% of net assets
*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.13%)
Argentina (3.64%)
83,710	Globant S.A. [1]	$7,081,799	$23,523,347
46,026	MercadoLibre, Inc. [1]	31,748,310	77,296,064

Total Argentina		38,830,109	100,819,411

Brazil (1.71%)
1,350,809	Afya Ltd., Cl A [1]	30,749,275	26,664,970
596,088	StoneCo Ltd., Cl A [1]	20,823,871	20,696,175

Total Brazil		51,573,146	47,361,145

Canada (5.29%)
587,696	Nuvei Corp., 144A [1]	21,077,497	67,890,642
58,005	Shopify, Inc., Cl A [1]	54,284,292	78,642,019

Total Canada		75,361,789	146,532,661

China (5.73%)
254,532	Alibaba Group Holding Limited, ADR [1,4]	46,962,619	37,683,463
480,782	GDS Holdings Limited, ADR [1]	29,079,191	27,217,069
1,381,225	Meituan Inc., Cl B, 144A [1,6]	26,631,860	44,090,665
189,309	Pinduoduo, Inc., ADR [1]	9,401,278	17,164,647
309,512	Zai Lab Limited, ADR [1]	19,624,672	32,619,470

Total China		131,699,620	158,775,314

India (2.10%)
534,508	Bajaj Finance Limited [6]	33,760,009	54,999,994
1,699,815	Zomato Ltd. [1]	1,734,839	3,128,150

Total India		35,494,848	58,128,144

Indonesia (1.53%)
133,151	Sea Ltd., ADR [1]	38,749,923	42,439,218

Israel (4.96%)
326,882	Fiverr International Ltd. [1]	7,503,852	59,714,804
551,889	ION Acquisition Corp. 2 Limited [1]	5,518,890	5,529,928
2,470,231	Taboola.com Ltd. [1]	24,285,210	20,898,154
261,265	Wix.com Ltd. [1]	48,470,851	51,200,102

Total Israel		85,778,803	137,342,988

Korea, Republic of (0.66%)
654,000	Coupang, Inc., Cl A [1]	22,890,000	18,213,900

Mexico (0.35%)
996,069	DD3 Acquisition Corp. II 1,2,3,7	9,115,057	9,552,302
8,652	DD3 Acquisition Corp. II Private Units [1,2,3,7]	86,516	85,049

Total Mexico		9,201,573	9,637,351

Netherlands (5.27%)
16,186	Adyen N.V., 144A [1,6]	16,437,273	45,245,725
238,698	argenx SE, ADR [1]	45,917,552	72,086,796
38,227	ASML Holding N.V. [6]	8,394,703	28,557,793

Total Netherlands		70,749,528	145,890,314

Poland (0.69%)
1,157,114	InPost SA [1,6]	22,975,374	19,200,483

United Kingdom (3.57%)
726,800	Endava plc, ADR [1]	31,977,783	98,735,780

United States (58.04%)
296,371	10X Genomics, Inc., Cl A [1]	26,654,003	43,145,690
639,858	Acceleron Pharma, Inc. [1]	53,505,388	110,119,562
62,964	Alphabet, Inc., Cl C [1]	98,418,779	167,818,579
38,418	Amazon.com, Inc. [1]	91,152,664	126,204,667
402,314	Arrowhead Pharmaceuticals, Inc. [1]	27,471,371	25,116,463

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
137,887	Bill.Com Holdings, Inc. [1]	$5,238,091	$36,808,934
461,820	BridgeBio Pharma, Inc. [1]	28,867,909	21,645,503
371,841	Cloudflare, Inc., Cl A [1]	9,123,087	41,887,889
270,282	Crowdstrike Holdings, Inc., Cl A [1]	29,414,048	66,429,910
214,501	Datadog, Inc., Cl A [1]	10,250,761	30,319,716
933,945	Dynatrace, Inc. [1]	33,781,139	66,282,077
171,386	EPAM Systems, Inc. [1]	40,897,771	97,772,285
321,312	Facebook, Inc., Cl A [1]	70,543,702	109,050,080
327,879	Guardant Health, Inc. [1]	25,308,759	40,988,154
138,687	Illumina, Inc. [1]	44,958,886	56,252,834
923,813	MaxCyte, Inc. (United Kingdom) [1,6]	10,715,379	11,265,728
984,081	MaxCyte, Inc. [1]	12,793,053	12,015,629
365,159	Natera, Inc. [1]	40,513,111	40,693,319
8,586	nCino, Inc. [1]	266,166	609,864
99,715	NVIDIA Corp.	19,890,028	20,656,959
85,082	Okta, Inc. [1]	13,384,601	20,193,362
1,953,501	Opendoor Technologies, Inc. [1]	19,535,010	40,105,375
258,892	RingCentral, Inc., Cl A [1]	70,464,733	56,309,010
1,493,774	Sarissa Capital Acquisition Corp. [1,3]	14,937,740	15,012,429
422,406	Schrödinger, Inc. [1]	15,544,854	23,097,160
166,087	Snowflake, Inc., Cl A [1]	21,425,516	50,229,691
3,743,491	SoFi Technologies, Inc. [1]	37,434,910	59,446,637
213,201	Twilio, Inc., Cl A [1]	40,536,986	68,021,779
189,872	Veeva Systems, Inc., Cl A [1]	34,015,516	54,715,414
1,000,838	ZoomInfo Technologies Inc., Cl A [1]	32,829,689	61,241,277
123,983	Zscaler, Inc. [1]	8,588,945	32,510,822
100,775	Zymergen, Inc., Series D [1,2,7]	2,249,993	1,198,215

Total United States		990,712,588	1,607,165,013

Uruguay (1.59%)
807,566	Dlocal Ltd., Cl A [1]	17,803,247	44,060,801

Total Common Stocks		1,623,798,331	2,634,302,523

Private Common Stocks (0.36%)

United States (0.36%)
18,197	Space Exploration Technologies Corp., Cl A [1,2,7]	7,642,558	7,554,667
5,613	Space Exploration Technologies Corp., Cl C [1,2,7]	2,357,404	2,330,293

Total Private Common Stocks		9,999,962	9,884,960

Private Convertible Preferred Stocks (2.92%)
India (1.24%)
9,201	Think & Learn Private Limited, Series F [1,2,7]	29,867,591	34,368,943

United States (1.64%)
219,321	Farmers Business Network, Inc., Series F [1,2,7]	7,250,006	12,869,756
80,440	Farmers Business Network, Inc., Series G [1,2,7]	5,000,000	4,782,962
69,926	Resident Home, Inc., Series B1 [1,2,7]	4,999,968	3,705,379
484,183	Rivian Automotive, Inc., Series E [1,2,7]	7,499,995	17,425,746
176,391	Rivian Automotive, Inc., Series F [1,2,7]	6,500,008	6,413,577

Total United States		31,249,977	45,197,420

Total Private Convertible Preferred Stocks		61,117,568	79,566,363

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (0.40%)
United States (0.40%)
461,004	GM Cruise Holdings, Cl G [1,2,7]	$12,147,455	$11,188,567

Warrants (0.04%)
Israel (0.02%)
228,748	Taboola.com Ltd., Exp 6/29/2026 [1]	417,099	423,184

Mexico (0.02%)
498,034	DD3 Acquisition Corp. II, Exp 12/10/2027 [1,2,3,7]	845,632	577,719

Total Warrants		1,262,731	1,000,903

Principal Amount
Short Term Investments (1.80%)
$49,893,745	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $49,893,745; (Fully collateralized by $50,054,800 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $50,891,654) [6]	49,893,745	49,893,745

Total Investments (100.61%)		$1,758,219,792	2,785,837,061

Liabilities Less Cash and Other Assets (-0.61%) [5]			(16,795,442)

Net Assets			$2,769,041,619

Retail Shares (Equivalent to $53.53 per share based on 16,231,359 shares outstanding)			$868,932,878

Institutional Shares (Equivalent to $54.59 per share based on 34,465,343 shares outstanding)			$1,881,451,941

R6 Shares (Equivalent to $54.62 per share based on 341,570 shares outstanding)			$18,656,800

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $112,053,175 or 4.05% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	See Note 6 regarding “Affiliated” companies.
[4]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $6,662,250.
[5]	Includes unrealized appreciation of $592,667 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $157,227,032 or 5.68% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2021	Percentage of Net Assets
Information Technology	38.8%
Health Care	19.6%
Consumer Discretionary	17.0%
Communication Services	14.5%
Financials	4.1%
Industrials	1.5%
Real Estate	1.5%
Special Purpose Acquisition Company	1.1%
Materials	0.7%
Cash and Cash Equivalents *	1.2%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.29%)
Consumer Discretionary (8.11%)
	Casinos & Gaming (4.51%)
17,438	Penn National Gaming, Inc. [1]	$1,094,603	$1,263,557
50,382	Red Rock Resorts, Inc., Cl A [1]	1,098,359	2,580,566

		2,192,962	3,844,123
	Hotels, Resorts & Cruise Lines (3.60%)
56,237	Travel + Leisure Co.	3,115,532	3,066,604

Total Consumer Discretionary		5,308,494	6,910,727

Information Technology (1.62%)
	Application Software (1.62%)
105,966	SmartRent, Inc. (formerly, Fifth Wall Acquisition Corp. I) [1,3]	1,109,649	1,379,678

Real Estate (83.98%)
	Diversified REITs (2.90%)
17,990	American Assets Trust, Inc.	482,787	673,186
297,975	DigitalBridge Group, Inc. [1]	1,599,402	1,796,789

		2,082,189	2,469,975
	Health Care REITs (0.75%)
7,711	Welltower, Inc.	527,507	635,387
	Hotel & Resort REITs (11.29%)
166,985	Host Hotels & Resorts, Inc. [1]	2,753,070	2,726,865
38,507	MGM Growth Properties LLC, Cl A	1,219,457	1,474,818
142,195	Park Hotels & Resorts, Inc. [1]	2,848,903	2,721,612
120,345	Pebblebrook Hotel Trust	2,471,153	2,696,932

		9,292,583	9,620,227
	Industrial REITs (7.30%)
20,187	Duke Realty Corp.	813,565	966,352
24,180	Prologis, Inc.	2,426,972	3,032,897
39,083	Rexford Industrial Realty, Inc.	2,020,133	2,217,960

		5,260,670	6,217,209
	Office REITs (6.28%)
39,495	Douglas Emmett, Inc.	1,173,203	1,248,437
40,334	JBG SMITH Properties	1,269,213	1,194,290
192,356	Paramount Group, Inc.	1,812,725	1,729,280
28,013	Vornado Realty Trust	1,129,134	1,176,826

		5,384,275	5,348,833

	Real Estate Operating Companies (1.52%)
62,034	Kennedy-Wilson Holdings, Inc.	1,132,454	1,297,751

	Residential REITs (26.66%)
72,135	American Homes 4 Rent, Cl A	2,495,168	2,749,786
19,590	AvalonBay Communities, Inc.	4,413,940	4,341,928
11,265	Camden Property Trust	1,666,446	1,661,250
29,835	Equity LifeStyle Properties, Inc.	1,981,318	2,330,113
54,697	Equity Residential	4,148,640	4,426,081
127,687	Invitation Homes, Inc.	4,364,230	4,894,243
12,515	Sun Communities, Inc.	1,948,057	2,316,526

		21,017,799	22,719,927

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Retail REITs (3.85%)
25,230	Simon Property Group, Inc.	$2,749,542	$3,279,143

	Specialized REITs (23.43%)
8,169	Alexandria Real Estate Equities, Inc. [3]	1,370,344	1,560,851
16,532	American Tower Corp.	4,005,830	4,387,758
13,343	CoreSite Realty Corp.	1,640,268	1,848,539
7,685	Crown Castle International Corp.	1,202,790	1,331,964
2,773	Equinix, Inc.	1,829,361	2,191,031
32,800	Gaming and Leisure Properties, Inc.	1,405,561	1,519,296
9,507	Public Storage	2,557,782	2,824,530
2,142	SBA Communications Corp.	592,644	708,081
49,812	Ventas, Inc.	2,966,458	2,750,121
29,540	VICI Properties, Inc.	879,931	839,231

		18,450,969	19,961,402

Total Real Estate		65,897,988	71,549,854

Utilities (3.58%)
	Multi-Utilities (3.58%)
54,437	Brookfield Infrastructure Partners L.P. [2]	2,803,543	3,054,460

Total Common Stocks		75,119,674	82,894,719

Principal Amount
Short Term Investments (2.08%)
$1,770,151	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $1,770,151; (Fully collateralized by $1,815,000 U.S. Treasury Note, 1.25% due 9/30/2028 Market value – $1,805,642) [4]	1,770,151	1,770,151

Total Investments (99.37%)		$76,889,825	84,664,870

Cash and Other Assets Less Liabilities (0.63%)			538,062

Net Assets			$85,202,932

Retail Shares (Equivalent to $15.99 per share based on 886,070 shares outstanding)			$14,165,562

Institutional Shares (Equivalent to $16.11 per share based on 4,365,511 shares outstanding)			$70,314,278

R6 Shares (Equivalent to $16.09 per share based on 44,931 shares outstanding)			$723,092

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.21%)
Health Care (87.47%)
	Biotechnology (17.24%)
54,025	Acceleron Pharma, Inc. [1]	$5,943,074	$9,297,702
24,378	argenx SE, ADR [1,2]	6,391,949	7,362,156
42,253	Arrowhead Pharmaceuticals, Inc. [1]	2,456,933	2,637,855
10,317	Beam Therapeutics, Inc. [1]	978,234	897,682
6,375	BioNTech SE, ADR [1,2]	590,930	1,740,311
29,200	Denali Therapeutics, Inc. [1]	2,105,148	1,473,140
89,914	Genmab A/S, ADR [1,2]	3,494,697	3,929,242
22,500	Mirati Therapeutics, Inc. [1]	3,971,510	3,980,475
5,132	Moderna, Inc. [1]	596,374	1,975,102
17,237	Recursion Pharmaceuticals, Inc., Cl A [1]	310,266	396,623
7,400	Twist Bioscience Corp. [1]	836,794	791,578
19,036	Zai Lab Limited, ADR [1,2]	2,065,700	2,006,204

		29,741,609	36,488,070
	Health Care Equipment (17.70%)
32,262	Abbott Laboratories	3,254,581	3,811,110
22,500	Butterfly Network, Inc. [1]	225,000	234,900
22,191	CryoPort, Inc. [1]	764,574	1,475,923
4,147	DexCom, Inc. [1]	1,251,833	2,267,828
45,351	Edwards Lifesciences Corp. [1]	3,711,720	5,134,187
3,895	IDEXX Laboratories, Inc. [1]	1,598,485	2,422,301
37,028	Inari Medical, Inc. [1]	2,960,237	3,002,971
12,035	Inspire Medical Systems, Inc. [1,3]	1,768,419	2,802,711
13,715	Insulet Corp. [1]	3,215,393	3,898,214
3,411	Intuitive Surgical, Inc. [1]	2,293,360	3,391,046
1,387,480	Opsens, Inc. (Canada) [1,2]	2,019,084	3,319,173
12,500	Shockwave Medical, Inc. [1]	918,119	2,573,500
24,662	Silk Road Medical, Inc. [1,3]	1,118,684	1,357,150
4,673	Teleflex, Inc.	1,907,399	1,759,618

		27,006,888	37,450,632
	Health Care Supplies (3.75%)
36,152	Establishment Labs Holdings, Inc. [1,2]	2,778,312	2,587,760
61,000	Figs, Inc., Cl A [1]	2,318,554	2,265,540
7,234	West Pharmaceutical Services, Inc.	2,030,553	3,071,123

		7,127,419	7,924,423
	Health Care Technology (5.09%)
36,738	Certara, Inc. [1]	1,231,022	1,216,028
41,839	Definitive Healthcare Corp. [1]	1,129,653	1,791,964
116,500	GoodRx Holdings, Inc., Cl A [1]	5,162,999	4,778,830
33,319	Schrödinger, Inc. [1]	1,662,800	1,821,883
4,060	Veeva Systems, Inc., Cl A [1]	945,478	1,169,970

		10,131,952	10,778,675
	Life Sciences Tools & Services (29.15%)
8,740	10X Genomics, Inc., Cl A [1]	983,351	1,272,369
18,530	Bio-Techne Corporation	6,818,543	8,979,082
27,754	Guardant Health, Inc. [1,3]	3,198,527	3,469,528
44,223	ICON plc [1,2]	8,719,668	11,587,310
2,837	Illumina, Inc. [1]	848,377	1,150,716
55,418	MaxCyte, Inc. [1,3]	720,434	676,654
211,654	MaxCyte, Inc. (United Kingdom) [1,2,3,4]	2,331,633	2,581,081
3,110	Mettler-Toledo International, Inc. [1]	3,304,433	4,283,590
114,662	Natera, Inc. [1,3]	13,233,647	12,777,933
69,822	Olink Holding AB, ADR [1,2]	1,914,953	1,693,183
158,795	Stevanato Group SpA [1,2]	3,147,337	4,019,101
16,099	Thermo Fisher Scientific, Inc.	7,648,637	9,197,842

		52,869,540	61,688,389

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (6.87%)
8,050	Humana, Inc.	$3,458,804	$3,132,658
29,172	UnitedHealth Group, Incorporated	9,914,765	11,398,667

		13,373,569	14,531,325

	Pharmaceuticals (7.67%)
85,722	Dechra Pharmaceuticals PLC (United Kingdom) [1,2]	4,324,463	5,601,839
23,392	Eli Lilly & Co.	5,319,597	5,404,722
26,928	Zoetis, Inc.	4,444,775	5,227,802

		14,088,835	16,234,363

Total Health Care		154,339,812	185,095,877

Real Estate (1.74%)
	Specialized REITs (1.74%)
19,329	Alexandria Real Estate Equities, Inc. [3]	3,282,347	3,693,192

Total Common Stocks		157,622,159	188,789,069

Principal Amount
Short Term Investments (11.02%)
$23,315,431	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $23,315,431; (Fully collateralized by $23,905,000 U.S. Treasury Note, 1.25% due 9/30/2028 Market value – $23,781,746) [4]	$23,315,431	$23,315,431

Total Investments (100.23%)		$180,937,590	212,104,500

Liabilities Less Cash and Other Assets (-0.23%)			(495,298)

Net Assets			$211,609,202

Retail Shares (Equivalent to $21.14 per share based on 2,886,690 shares outstanding)			$61,022,862

Institutional Shares (Equivalent to $21.32 per share based on 6,764,160 shares outstanding)			$144,243,547

R6 Shares (Equivalent to $21.32 per share based on 297,547 shares outstanding)			$6,342,793

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.25%)
Communication Services (1.97%)
	Interactive Media & Services (1.97%)
7,500	Zillow Group, Inc., Cl C [1]	$956,220	$661,050
14,000	ZoomInfo Technologies Inc., Cl A [1]	648,237	856,660

Total Communication Services		1,604,457	1,517,710

Consumer Discretionary (3.05%)
	Internet & Direct Marketing Retail (3.05%)
1,400	MercadoLibre, Inc. [1]	2,106,421	2,351,160

Financials (21.66%)
	Asset Management & Custody Banks (2.78%)
2,550	BlackRock, Inc.	2,076,327	2,138,583

	Consumer Finance (1.02%)
49,505	SoFi Technologies, Inc. [1]	495,050	786,139

	Diversified Banks (2.78%)
33,000	Banco Inter SA Units (Brazil) [1,2]	434,315	282,688
8,000	TCS Group Holding PLC, GDR [2]	471,203	734,401
12,400	TCS Group Holding PLC, GDR [2],3	1,008,587	1,127,550

		1,914,105	2,144,639

	Financial Exchanges & Data (11.97%)
2,000	CME Group, Inc.	395,044	386,760
1,800	MarketAxess Holdings, Inc.	835,096	757,242
5,000	Moody’s Corp.	1,474,386	1,775,550
4,050	MSCI, Inc.	1,662,856	2,463,777
6,500	S&P Global, Inc.	2,270,536	2,761,785
13,300	Tradeweb Markets, Inc., Cl A	1,035,751	1,074,374

		7,673,669	9,219,488

	Insurance Brokers (0.82%)
19,000	BRP Group, Inc., Cl A [1]	555,770	632,510

	Investment Banking & Brokerage (1.60%)
13,400	Houlihan Lokey, Inc.	916,275	1,234,140

	Property & Casualty Insurance (0.69%)
3,300	Kinsale Capital Group, Inc.	478,155	533,610

Total Financials		14,109,351	16,689,109

Industrials (7.54%)
	Research & Consulting Services (7.54%)
14,300	CoStar Group, Inc. [1]	1,179,197	1,230,658
16,000	IHS Markit Ltd. [2]	1,483,248	1,865,920
17,000	TransUnion	1,661,228	1,909,270
4,000	Verisk Analytics, Inc.	718,838	801,080

Total Industrials		5,042,511	5,806,928

Shares		Cost	Value
Common Stocks (continued)
Information Technology (64.03%)
	Application Software (15.58%)
10,000	Alkami Technology, Inc. [1]	$277,152	$246,800
4,300	Bill.Com Holdings, Inc. [1]	472,774	1,147,885
10,000	Ceridian HCM Holding, Inc. [1]	1,050,750	1,126,200
30,000	Clearwater Analytics Holdings, Inc., Cl A [1]	721,847	768,300
20,000	Duck Creek Technologies, Inc. [1]	844,851	884,800
4,000	Fair Isaac Corp. [1]	1,798,974	1,591,720
13,000	Guidewire Software, Inc. [1]	1,521,665	1,545,310
5,500	Intuit, Inc.	1,883,887	2,967,305
15,300	nCino, Inc. [1]	1,086,068	1,086,759
28,000	Riskified Ltd. [1,2]	689,977	638,680

		10,347,945	12,003,759
	Data Processing & Outsourced Services (33.89%)
860	Adyen N.V., 144A (Netherlands) [1,2,3]	1,353,721	2,404,011
38,000	Dlocal Ltd., Cl A [1,2]	906,023	2,073,280
13,500	Fidelity National Information Services, Inc.	1,911,549	1,642,680
4,400	Global Payments, Inc.	856,855	693,352
3,500	Jack Henry & Associates, Inc.	568,980	574,210
27,000	Marqeta, Inc. [1]	720,973	597,240
7,100	MasterCard Incorporated, Cl A	2,403,497	2,468,528
115,000	Network International Holdings plc, 144A (United Kingdom) [1,2]	583,480	562,937
21,300	Nuvei Corp. (Canada) [1,2]	937,262	2,460,576
25,000	Paya Holdings, Inc., Cl A [1]	281,291	271,750
20,000	Paymentus Holdings, Inc., Cl A [1]	451,901	492,800
11,000	PayPal Holdings, Inc. [1]	2,214,406	2,862,310
17,000	Repay Holdings Corporation [1]	320,579	391,510
7,000	Shift4 Payments, Inc., Cl A [1]	345,977	542,640
11,700	Square, Inc., Cl A [1]	2,408,516	2,806,128
9,000	Toast, Inc., Cl A [1]	362,871	449,550
12,400	Visa, Inc., Cl A	2,620,809	2,762,100
140,000	Wise PLC (United Kingdom) [1,2]	1,700,864	2,050,474

		20,949,554	26,106,076

	Internet Services & Infrastructure (3.29%)
1,870	Shopify, Inc., Cl A [1,2]	2,375,633	2,535,309

	IT Consulting & Other Services (11.27%)
6,000	Accenture plc, Cl A [2]	1,563,869	1,919,520
24,000	Endava plc, ADR [1,2]	1,503,332	3,260,400
4,500	EPAM Systems, Inc. [1]	1,317,148	2,567,160
32,000	Grid Dynamics Holdings, Inc. [1]	391,672	935,040

		4,776,021	8,682,120

Total Information Technology		38,449,153	49,327,264

Total Common Stocks		61,311,893	75,692,171

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.59%)

$2,766,427	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $2,766,427; (Fully collateralized by $2,836,400 U.S. Treasury Note, 1.25% due 9/30/2028 Market value – $2,821,776) [3]	$2,766,427	$2,766,427

Total Investments (101.84%)		$64,078,320	78,458,598

Liabilities Less Cash and Other Assets (-1.84%)			(1,415,960)

Net Assets			$77,042,638

Retail Shares (Equivalent to $17.35 per share based on 829,442 shares outstanding)			$14,394,614

Institutional Shares (Equivalent to $17.42 per share based on 3,206,923 shares outstanding)			$55,872,217

R6 Shares (Equivalent to $17.42 per share based on 388,868 shares outstanding)			$6,775,807

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to 2,966,948 or 3.85% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (80.37%)
China (27.69%)
287	Alibaba Group Holding Limited, ADR [1]	$45,960	$42,490
15,305	China Conch Venture Holdings Ltd. [3]	57,667	71,067
800	China Tourism Group Duty Free Corporation Ltd., Cl A [3]	29,204	32,052
4,634	Galaxy Entertainment Group Ltd. [1,3]	30,576	23,777
169	GDS Holdings Limited, ADR [1]	8,842	9,567
4,593	GDS Holdings Limited, Cl A (Hong Kong) [1,3]	33,458	32,568
7,130	Han’s Laser Technology Industry Group Co., Ltd., Cl A [3]	45,358	41,452
1,600	Hangzhou Tigermed Consulting Co. Ltd., Cl A [3]	35,375	43,030
6,183	Hua Hong Semiconductor Limited, 144A [1,3]	39,496	31,714
1,119	Kanzhun Ltd., ADR [1]	38,321	40,273
13,189	Kingsoft Corp. Ltd. [3]	59,735	52,510
100	Kweichow Moutai Co. Ltd., Cl A [3]	25,311	28,226
5,936	Midea Group Co., Ltd., Cl A [3]	66,420	63,828
2,970	NARI Technology Co. Ltd., Cl A [3]	14,032	16,403
200	NAURA Technology Group Co. Ltd., Cl A [3]	10,515	11,215
964	Niu Technologies, ADR [1]	24,825	22,336
712	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A [3]	36,711	42,501
929	Tencent Holdings Limited, ADR	53,439	55,526
928	Will Semiconductor Co. Ltd. Shanghai, Cl A [3]	37,893	34,637
1,600	WuXi AppTec Co. Ltd., Cl H, 144A [3]	34,378	37,248
2,282	Wuxi Biologics Cayman, Inc., 144A [1,3]	35,141	37,015
7,467	Xiaomi Corporation, Cl B, 144A [1,3]	24,610	20,508
5,353	Yonyou Network Technology Co. Ltd., Cl A [3]	29,884	27,410
1,014	Yum China Holdings, Inc. (Hong Kong) [3]	62,236	59,744
183	Zai Lab Limited, ADR [1]	26,468	19,286
5,225	Zhejiang Dingli Machinery Co. Ltd., Cl A [3]	54,095	57,025

Total China		959,950	953,408

Hong Kong (1.15%)
2,000	Techtronic Industries Co. Ltd. [3]	36,166	39,523

India (39.29%)
5,089	AARTI Industries Ltd. [3]	64,208	63,584
876	Amber Enterprises India Ltd. [1,3]	35,898	38,140
753	Apollo Hospitals Enterprise Ltd. [3]	42,477	45,316
1,707	Asian Paints Ltd. [3]	69,235	74,409
1,081	Bajaj Finance Limited [3]	93,069	111,233
7,371	Bharti Airtel Ltd. [1,3]	61,885	68,138
879	Divi’s Laboratories Ltd. [3]	58,594	56,753
593	Dixon Technologies India Ltd. [3]	34,353	36,599
3,418	Godrej Consumer Products Ltd. [1,3]	49,568	47,279
2,943	Godrej Properties Ltd. [1,3]	63,502	91,235

Shares		Cost	Value
Common Stocks (continued)
India (continued)
2,829	HDFC Bank Ltd. [3]	$56,569	$60,479
1,834	Hindustan Unilever Ltd. [3]	59,520	66,688
5,418	ICICI Bank Ltd. [3]	50,470	50,911
3,110	ICICI Lombard General Insurance Co. Ltd., 144A [3]	62,803	66,424
772	Jubilant FoodWorks Ltd. [3]	39,682	41,920
4,715	Max Financial Services Ltd. [1,3]	70,828	64,257
2,413	Neogen Chemicals Ltd. [3]	30,173	40,092
964	PI Industries Ltd. [3]	40,435	41,166
2,855	Reliance Industries Limited [3]	81,686	96,627
3,320	Tata Communications Ltd. [3]	64,300	62,272
5,801	Tata Consumer Products Ltd. [3]	60,317	63,397
1,698	Titan Co. Ltd. [3]	40,056	49,281
8,899	Zomato Ltd. [1]	17,447	16,377

Total India		1,247,075	1,352,577

Indonesia (1.59%)
172	Sea Ltd. (Singapore), ADR [1]	47,504	54,822

Japan (4.05%)
263	Hoya Corp. [3]	39,914	41,033
99	Keyence Corporation [3]	56,610	59,090
89	Tokyo Electron Limited [3]	37,755	39,318

Total Japan		134,279	139,441

Korea, Republic of (1.65%)
280	Hyundai Heavy Industries Co. Ltd. [1]	14,673	27,314
345	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	33,952	29,320

Total Korea, Republic of		48,625	56,634

Taiwan (3.61%)
484	Airtac International Group [3]	17,145	15,058
500	MediaTek, Inc. [3]	16,122	16,094
140	Silergy Corp. [3]	17,430	20,363
652	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	76,154	72,796

Total Taiwan		126,851	124,311

United States (1.34%)
419	ACM Research, Inc., Cl A [1]	40,239	46,090

Total Common Stocks		2,640,689	2,766,806

Rights (0.03%)
India (0.03%)
527	Bharti Airtel Ltd., Exp 10/21/2021 [1,2,4]	0	1,084

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (20.85%)

$717,853	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity – $717,853; (Fully collateralized by $516,800 U.S. Treasury Bond, 4.375% due 5/15/2041 Market value – $732,221)[3]	$717,853	$717,853

Total Investments (101.25%)		$3,358,542	3,485,743

Liabilities Less Cash and Other Assets (-1.25%)			(42,979)

Net Assets			$3,442,764

Retail Shares (Equivalent to $10.37 per share based on 51,223 shares outstanding)			$531,185

Institutional Shares (Equivalent to $10.37 per share based on 278,266 shares outstanding)			$2,885,654

R6 Shares (Equivalent to $10.37 per share based on 2,500 shares outstanding)			$25,925

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $1,084 or 0.03% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $192,909 or 5.60% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2021	Percentage of Net Assets
Information Technology	13.8%
Consumer Discretionary	12.4%
Financials	10.3%
Health Care	9.3%
Industrials	8.6%
Communication Services	8.2%
Materials	6.4%
Consumer Staples	6.0%
Energy	2.8%
Real Estate	2.6%
Cash and Cash Equivalents *	19.6%

100.0%

*	Includes short term investments.

Baron Select Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers 11 series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron FinTech Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron WealthBuilder Fund, and Baron New Asia Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate report. Each Fund’s investment objective is to seek capital appreciation and, for Baron Real Estate Income Fund only, current income. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, and Baron New Asia Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. Baron FinTech Fund invests its assets primarily in securities of companies that develop, use, or rely on innovative technologies or services, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (“Tesla”), 45% and 33%, respectively, of these Fund’s net assets as of September 30, 2021, the NAVs of the Funds will be materially impacted by the price of Tesla stock.

c) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

d) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 45% and 33%, respectively, of these Funds’ net assets as of September 30, 2021, the Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

e) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

f) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2021.

Baron Select Funds	September 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES

g) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

h) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

i) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction defined below), the Fund will no longer be obligated to fulfill its commitment.

j) Private Investment In Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lockup time period and volatility of the underlying security.

As of September 30, 2021, certain Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of the target companies. Unrealized appreciation (depreciation) on these unfunded commitments is separately presented as a footnote on each Fund’s Schedule of Investments.

Baron Select Funds	September 30, 2021

3. RESTRICTED SECURITIES

At September 30, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Archer Aviation, Inc.	4/30/2021	$4,270,000
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	104,558,876
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	7,423,740
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	229,948,406

Total Restricted Securities:		$346,201,022

(Cost $141,093,628)† (4.84% of Net Assets)
	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$9,840,537
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	16,759,179

Total Restricted Securities:		$26,599,716

(Cost $9,949,836)† (3.57% of Net Assets)
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
DD3 Acquisition Corp. II	12/10/2020	$260,672
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	48,742,832
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	57,277,836
Rights
Bharti Airtel Ltd.	9/27/2021	2,139,762

Total Restricted Securities:		$108,421,102

(Cost $90,041,253)† (1.14% of Net Assets)
	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
DD3 Acquisition Corp. II	12/10/2020	$9,637,351
Zymergen, Inc.	7/29/2020	1,198,215
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021	9,884,960
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020 – 9/15/2021	17,652,718
Resident Home, Inc.	12/3/2020	3,705,379
Rivian Automotive, Inc.	7/10/2020 – 1/19/2021	23,839,323
Think & Learn Private Limited	3/31/2021	34,368,943
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	11,188,567
Warrants
DD3 Acquisition Corp. II	12/10/2020	577,719

Total Restricted Securities:		$112,053,175

(Cost $95,562,183)† (4.05% of Net Assets)

Baron Select Funds	September 30, 2021

	Baron New Asia Fund
Name of Issuer	Acquisition Date(s)	Value
Rights
Bharti Airtel Ltd.	9/27/2021	$1,084

(Cost $0) (0.03% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,483,809,132	$165,614,001	$4,270,000	$7,653,693,133
Private Common Stocks†	—	—	104,558,876	104,558,876
Private Convertible Preferred Stocks	—	—	7,423,740	7,423,740
Private Preferred Stocks†	—	—	229,948,406	229,948,406
Warrants	264,999	—	—	264,999
Short Term Investments	—	111,303	—	111,303

Total Investments	$7,484,074,131	$165,725,304	$346,201,022	$7,996,000,457

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(1,512,600)	$(1,512,600)

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2021

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$675,732,828	$16,364,048	$—	$692,096,876
Private Common Stocks†	—	—	9,840,537	9,840,537
Private Preferred Stocks†	—	—	16,759,179	16,759,179
Short Term Investments	—	33,223,286	—	33,223,286

Total Investments	$675,732,828	$49,587,334	$26,599,716	$751,919,878

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$6,800	$6,800

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$292,567,620	$376,192,692	$—	$668,760,312
Warrants	104,978	—	—	104,978
Convertible Bonds	404,663	—	—	404,663
Short Term Investments	—	79,313,588	—	79,313,588

Total Investments	$293,077,261	$455,506,280	$—	$748,583,541

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(317,900)	$(317,900)

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,745,838,598	$14,148,274	$—	$1,759,986,872
Short Term Investments	—	51,707,268	—	51,707,268

Total Investments	$1,745,838,598	$65,855,542	$—	$1,811,694,140

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,394,972,615	$6,165,964,081	$260,672	$8,560,936,696
Private Common Stocks	—	—	48,742,832	48,742,832
Rights	—	—	2,139,762	2,139,762
Private Convertible Preferred Stocks	—	—	57,277,836	57,277,836
Short Term Investments	—	960,135,493	—	960,135,493

Total Investments	$2,394,972,615	$7,126,099,574	$108,421,102	$9,629,232,619

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$1,816,595	$1,816,595

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2021

4. FAIR VALUE MEASUREMENTS

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,420,106,569	$203,360,388	$10,835,566	$2,634,302,523
Private Common Stocks	—	—	9,884,960	9,884,960
Private Convertible Preferred Stocks†	—	—	79,566,363	79,566,363
Private Preferred Stocks	—	—	11,188,567	11,188,567
Warrants†	423,184	—	577,719	1,000,903
Short Term Investments	—	49,893,745	—	49,893,745

Total Investments	$2,420,529,753	$253,254,133	$112,053,175	$2,785,837,061

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$592,667	$592,667

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$82,894,719	$—	$—	$82,894,719
Short Term Investments	—	1,770,151	—	1,770,151

Total Investments	$82,894,719	$1,770,151	$—	$84,664,870

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$186,207,988	$2,581,081	$—	$188,789,069
Short Term Investments	—	23,315,431	—	23,315,431

Total Investments	$186,207,988	$25,896,512	$—	$212,104,500

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2021

4. FAIR VALUE MEASUREMENTS

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$72,160,610	$3,531,561	$—	$75,692,171
Short Term Investments	—	2,766,427	—	2,766,427

Total Investments	$72,160,610	$6,297,988	$—	$78,458,598

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$406,877	$2,359,929	$—	$2,766,806
Rights	—	—	1,084	1,084
Short Term Investments	—	717,853	—	717,853

Total Investments	$406,877	$3,077,782	$1,084	$3,485,743

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Industrials	$—	$—	$—	$(730,000)	$5,000,000	$—	$—	$—	$4,270,000	$(730,000)
Private Common Stocks
Industrials	68,936,929	—	—	35,621,947	—	—	—	—	104,558,876	35,621,947
Private Convertible Preferred Stocks
Industrials	—	—	—	(419,881)	7,843,621	—	—	—	7,423,740	(419,881)
Private Preferred Stocks
Industrials	151,607,760	—	—	78,340,646	—	—	—	—	229,948,406	78,340,646
Private Partnerships
Financials	197,815	—	647,600	(197,815)	—	(647,600)	—	—	—	—

Total	$220,742,504	$—	$647,600	$112,614,897	$12,843,621	$(647,600)	$—	$—	$346,201,022	$112,812,712

Unfunded commitments	$—	$—	$—	$(1,512,600)	$—	$—	$—	$—	$(1,512,600)	$(1,512,600)

Baron Select Funds	September 30, 2021

4. FAIR VALUE MEASUREMENTS

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Private Common Stocks
Industrials	$6,487,985	$—	$—	$3,352,552	$—	$—	$—	$—	$9,840,537	$3,352,552
Private Preferred Stocks
Industrials	11,049,529	—	—	5,709,650	—	—	—	—	16,759,179	5,709,650

Total	$17,537,514	$—	$—	$9,062,202	$—	$—	$—	$—	$26,599,716	$9,062,202

Unfunded commitments	$—	$—	$—	$6,800	$—	$—	$—	$—	$6,800	$6,800

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Information Technology	$40,431	$—	$(484,260)	$(40,431)	$—	$(484,260)	$—	$—	$—	$—

Total	$40,431	$—	$(484,260)	$(40,431)	$—	$(484,260)	$—	$—	$—	$—

Unfunded commitments	$—	$—	$—	$(317,900)	$—	$—	$—	$—	$(317,900)	$(317,900)

	Baron Real Estate Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Real Estate[1]	$31,679,993	$—	$5,409,871	$4,233,945	$—	$(8,109,871)	$—	$(33,213,938)	$—	$—

[1]	Opendoor Technologies, Inc. restriction on resale was lifted on March 12, 2021.

Baron Select Funds	September 30, 2021

4. FAIR VALUE MEASUREMENTS

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Special Purpose Acquisition Company	$274,196	$—	$—	$(13,524)	$—	$—	$—	$—	$260,672	$(13,524)
Private Common Stocks
Consumer Discretionary	—	—	—	8,742,832	40,000,000	—	—	—	48,742,832	8,742,832
Private Convertible Preferred Stocks
Consumer Discretionary	—	—	—	7,501,764	49,776,072	—	—	—	57,277,836	7,501,764
Rights
Communication Services	—	—	—	2,139,762	—	—	—	—	2,139,762	2,139,762
Warrants
Special Purpose Acquisition Company	3,529,767	—	(3,116)	(3,526,651)	—	—	—	—	—	—

Total	$3,803,963	$—	$(3,116)	$14,844,183	$89,776,072	$—	$—	$—	$108,421,102	$18,370,834

Unfunded commitments	$—	$—	$—	$1,816,595	$—	$—	$—	$—	$1,816,595	$1,816,595

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Materials	$—	$—	$—	$(2,156,585)	$—	$—	$3,354,800[3]	$—	$1,198,215	$(2,156,585)
Real Estate	63,354,190	—	—	17,673,274	—	—	—	(81,027,464)[1]	—	—
Special Purpose Acquisition Company	89,462	—	—	(920,796)	—	—	10,468,685[2]	—	9,637,351	(920,796)
Private Common Stocks
Industrials	—	—	—	(115,002)	9,999,962	—	—	—	9,884,960	(115,002)
Private Convertible Preferred Stocks
Consumer Discretionary	15,229,412	—	—	10,316,634	36,367,599	—	—	—	61,913,645	10,316,634
Materials	9,866,626	—	—	6,140,892	5,000,000	—	—	(3,354,800)[3]	17,652,718	6,140,892
Private Preferred Stocks
Industrials	—	—	—	(958,888)	12,147,455	—	—	—	11,188,567	(958,888)
Warrants
Special Purpose Acquisition Company	1,151,593	—	(1,017)	(1,418,489)	—	—	845,632[2]	—	577,719	(1,418,489)

Total	$89,691,283	$—	$(1,017)	$28,561,040	$63,515,016	$—	$14,669,117	$(84,382,264)	$112,053,175	$10,887,766

Unfunded commitments	$—	$—	$—	$592,667	$—	$—	$—	$—	$592,667	$592,667

[1]	Opendoor Technologies, Inc. restriction on resale was lifted on March 12, 2021.
[2]	DD3 Common Stocks and Warrants became restricted on June 11, 2021.
[3]	Zymergen, Inc., series D private preferred stock converted into common stock on May 20, 2021.

Baron Select Funds	September 30, 2021

	Baron New Asia Fund
Investments in Securities	Balance as of July 30, 2021[1]	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Rights
Communication Services	$—	$—	$—	$1,084	$—	$—	$—	$—	$1,084	$1,084

	$—	$—	$—	$1,084	$—	$—	$—	$—	$1,084	$1,084

[1]	Commencement of operations on July 30, 2021.

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2021 were as follows:

Baron Partners Fund

Sector (Country)	Company	Fair Value as of 9/30/2021	Valuation Technique	Unobservable Input	Weighted Average used on 9/30/2021	Range used on 9/30/2021
Private Common Stock and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$334,507,282	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	1.29%	(2.38)% – 14.77%
				Discount for lack of marketability	3.89%	3.89%
				Estimated volatility of the returns of equity[1]	34.03%	17.80% – 46.38%

Baron Focused Growth Fund

Sector (Country)	Company	Fair Value as of 9/30/2021	Valuation Technique	Unobservable Input	Weighted Average used on 9/30/2021	Range used on 9/30/2021
Private Common Stock and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$26,599,716	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	1.29%	(2.38)% – 14.77%
				Discount for lack of marketability	3.89%	3.89%
				Estimated volatility of the returns of equity[1]	34.03%	17.80% – 46.38%

Baron Global Advantage Fund

Sector (Country)	Company	Fair Value as of 9/30/2021	Valuation Technique	Unobservable Input	Weighted Average used on 9/30/2021	Range used on 9/30/2021
Private Equity Investments: Consumer Discretionary	Think & Learn Private Limited	$34,368,943	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	0.02%	(3.02)% – 10.81%
				Discount for lack of marketability	6.31%	6.31%
				Estimated volatility of the returns of equity[2]	27.39%	23.40% – 85.86%

[1]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.
[2]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

Baron Select Funds	September 30, 2021

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2021, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$2,013,510,268	$271,703,299	$537,335,648	$1,341,844,289	$7,403,210,088

Gross tax unrealized appreciation	$6,008,886,891	$485,387,536	$233,316,879	$481,100,697	$2,550,313,744
Gross tax unrealized depreciation	(26,396,702)	(5,170,957)	(22,068,986)	(11,250,846)	(324,291,213)

Net tax unrealized appreciation (depreciation)	$5,982,490,189	$480,216,579	$211,247,893	$469,849,851	$2,226,022,531

Net unrealized appreciation (depreciation) on unfunded commitments	$(1,512,600)	$6,800	$(317,900)	$—	$1,816,595

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund
Cost of investments	$1,758,219,792	$76,889,825	$180,937,590	$64,078,320	$3,358,542

Gross tax unrealized appreciation	$1,083,312,163	$8,470,083	$33,822,102	$15,788,305	$206,390
Gross tax unrealized depreciation	(55,694,894)	(695,038)	(2,655,192)	(1,408,027)	(79,189)

Net tax unrealized appreciation (depreciation)	$1,027,617,269	$7,775,045	$31,166,910	$14,380,278	$127,201

Net unrealized appreciation (depreciation) on unfunded commitments	$592,667	$—	$—	$—	$—

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Real Estate Fund
Name of Issuer	Value at December 31, 2020	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2021	Value at September 30, 2021	% of Net Assets at September 30, 2021
No longer an “Affiliated” Company as of September 30, 2021:
SmartRent, Inc. (formerly, Fifth Wall Acquisition Corp. I)	$—	$28,607,896	$—	$8,307,723	$—	$—	2,835,301	$36,915,619	2.03%
RXR Acquisition Corp.	—	19,655,540	6,664,668	(193,583)	(85,332)	—	1,290,554	12,711,957	0.70%

	$—	$48,263,436	$6,664,668	$8,114,140	$(85,332)	$—		$49,627,576

Baron Global Advantage Fund

Name of issuer	Value at December 31, 2020	Purchase Cost/ Transfer In	Sales Proceeds/ Transfer Out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2021	Value at September 30, 2021	% of Net Assets at September 30, 2021
“Affiliated” Company as of September 30, 2021:
DD3 Acquisition Corp. II Common Stocks[2]	$—	$10,468,685	$—	$(916,383)	$—	$—	996,069	$9,552,302	0.34%
DD3 Acquisition Corp. II Forward Shares	257,209	—	—	(257,209)	—	—		—	0.00%
DD3 Acquisition Corp. II Founders Shares	894,384	—	—	(893,367)	(1,017)	—		—	0.00%
DD3 Acquisition Corp. II Private Units	89,462	—	—	(4,413)	—	—	8,652	85,049	0.00%
DD3 Acquisition Corp. II Units[2]	10,458,725	—	(11,314,318)	855,593	—	—		—	0.00%
DD3 Acquisition Corp. II, Warrants Exp 12/10/2027[2]	—	845,633	—	(267,914)	—	—	498,034	577,719	0.02%
Sarissa Capital Acquisition Corp.	15,908,693	—	—	(896,264)	—	—	1,493,774	15,012,429	0.54%

	$27,608,473	$11,314,318	$(11,314,318)	$(2,379,957)	$(1,017)	$—		$25,227,499

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2021.

[2]	Separation of Units to Common Stocks and Warrants on January 28, 2021.

7. EXECUTIVE ORDER ON SECURITIES INVESTMENTS THAT FINANCE COMMUNIST CHINESE MILITARY COMPANIES

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs) style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.

As of September 30, 2021, none of the Funds owned any CCMC Securities.